LAND USE RIGHTS, NET - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Altira Macau [Member]
Land Use Rights [Line Items]
Expiry dates of leases of land use rights	March 2031
City of Dreams [Member]
Land Use Rights [Line Items]
Expiry dates of leases of land use rights	August 2033
Studio City [Member]
Land Use Rights [Line Items]
Expiry dates of leases of land use rights	October 2026